ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
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ORGANIZATION AND PRINCIPAL ACTIVITIES

GSX Techedu Inc. was incorporated under the laws of the Cayman Islands in August 2014 and the name changed to Gaotu Techedu Inc. (the "Company" or the "Parent Company") in June 2021. The Company, its subsidiaries, the consolidated variable interest entity and variable interest entity’s subsidiaries (collectively the “Group”) are currently engaged in the business of providing learning services and educational content and digitalized learning products in the People's Republic of China("PRC").

Beijing BaiJiaHuLian Technology Co., Ltd was founded in June 2014, as a limited liability company in the PRC, and the name changed to Beijing BaiJia Technology Co., Ltd in September 2020 and then changed to Gaotu Education Technology Group Co., Ltd (“Beijing Gaotu” or “VIE”) in July 2021. Beijing Gaotu and its subsidiaries (collectively "VIEs") are primarily engaged in providing learning services and educational content and digitalized learning products in mainland China.

Current laws and regulations of mainland China impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services and certain other businesses. To comply with the relevant laws and regulations of mainland China, the Company operates substantially all of its business through its VIE. On April 28, 2015, the Company, through BaiJiaHuLian HK Holdings Limited (“BaiJiaHuLian HK”) and its subsidiary in mainland China, Beijing Lexuebang Network Technology Co., Ltd. (“Beijing Lexuebang”), entered into a series of contractual arrangements with Beijing Gaotu, and the shareholders of Beijing Gaotu. The series of contractual agreements include an Exclusive Management Services and Business Cooperation Agreement, an Exclusive Call Option Agreement, an Equity Pledge Agreement, Powers of Attorney, Spousal Consent Letters and Letters of Commitment (collectively the “Original Agreement”). The Original Agreements were amended in March 2019 with no significant differences. In connection with the amendment and as part of the Group’s efforts to streamline the corporate structure, the Group removed six existing nominee shareholders as parties to the contractual arrangements with Beijing Gaotu and its shareholders. The rights and obligations of these nominee shareholders under these contractual arrangements have been assumed by Mr. Larry Xiangdong Chen.

On January 26, 2021, Beijing Lexuebang, Wuhan Yuexuebang Network Technology Co., Ltd ("Wuhan Yuexuebang") and Beijing Yuexuebang Network Technology Co., Ltd ("Beijing Yuexuebang") (collectively the "WFOEs"), entered into a VIE supplementary agreement (“Supplementary Agreement”) with Beijing Gaotu, and the shareholders of Beijing Gaotu. According to the Supplementary Agreement, each of Wuhan Yuexuebang and Beijing Yuexuebang became a party to the Original Agreement, enjoyed the same rights of Beijing Lexuebang under the Original Agreement and jointly assume the obligations of Beijing Lexuebang thereunder.

On November 30, 2024, the WFOEs entered into a Supplementary Agreement to the Exclusive Management Services and Business Cooperation Agreement with the VIE and the shareholders of the VIE. Pursuant to the Supplementary Agreement, certain significant subsidiaries are included in the list of the subsidiaries of the VIE attached as Appendix II of the Exclusive Management Services and Business Cooperation Agreement.

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ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The Group believes that these contractual arrangements would enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE.

The Company’s subsidiaries, the VIE and VIE’s major subsidiaries as of December 31, 2024 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	Hong Kong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Chengdu Yuexuebang	Oct 20, 2023	Chengdu, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services
Chengdu GaoTuYunJi Education Technology Co., Ltd. ("ChengduGaoTu")	Sep 18, 2020	Chengdu, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd. ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services
Guangzhou GaoTu Technology Co., Ltd ("GuangzhouGaoTu")	Dec 9, 2022	Guangzhou, China	100%	Education services

The English names above are for identification purpose only.

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ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements

Details of the contractual agreements are set forth below.

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Agreements that transfer economic benefits to the Group:

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among the WFOEs, the VIE and the shareholders of the VIE, the WFOEs has the exclusive right to provide or designate any third-party to provide, among other things, education management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and its subsidiaries. In exchange, the VIE and its subsidiaries pay service fees to the WFOEs in an amount determined by the WFOEs in its sole discretion. Without the prior written consent of the WFOEs, the VIE and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. The WFOEs own the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by the laws or regulations of mainland China. The agreement will be effective for twenty years upon signing by both parties. The term of the agreement was amended in March 2019 and the agreement will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by the WFOEs with a written notice. Unless otherwise required by applicable the laws of mainland China, the VIE and its shareholders do not have any right to terminate the agreement.

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Agreements that provide the Company effective control over Beijing Gaotu:

Equity Pledge Agreement

Under the equity interest pledge agreement among the WFOEs, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity interests of the VIE to the WFOEs as security for performance of the obligations of the VIE and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, the WFOEs may exercise the right to enforce the pledge immediately. The WFOEs may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney.

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The VIE arrangements - continued

Exclusive Call Option Agreement

Under the exclusive call option agreement among the WFOEs, the VIE and its shareholders, each of the shareholders of the VIE irrevocably granted the WFOEs a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable laws and regulations of mainland China at the WFOEs’ sole and absolute discretion to the extent permitted by the laws of mainland China. The shareholders of the VIE shall promptly give all considerations they received from the exercise of the options to the WFOEs or its designee(s). The VIE and its shareholders covenant that, without the WFOEs’ prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the VIE; (ii) transfer or otherwise dispose of their equity interests in the VIE; (iii) change the VIE’s registered capital; (iv) amend the VIE’s articles of association; (v) sell, transfer, license or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100; (vi) cause the VIE to enter into any major contracts or terminate any material contracts to which the VIE is a party; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve the VIE; or (ix) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by the WFOEs at its discretion or the entire equity interests in the VIE have been transferred to the WFOEs or its designees.

Powers of Attorney

Pursuant to the powers of attorney executed by the VIE’s shareholders, each of them irrevocably authorized the WFOEs or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIE, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

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The VIE arrangements - continued

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIE, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIE held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive management services and business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIE held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIE held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

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Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing Gaotu and its shareholders are in compliance with existing laws and regulations of mainland China and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

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Beijing Gaotu and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing Gaotu, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.
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Beijing Gaotu and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

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The VIE arrangements - continued

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The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.
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If the legal structure and contractual arrangements were found to be in violation of the laws and regulations of mainland China, the PRC government may restrict or prohibit the Group’s business and operations in mainland China, and the Group could be subject to severe penalties or be forced to relinquish the company's interests in those operations.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing Gaotu and its subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing Gaotu and its shareholders, and the Group may lose the ability to receive economic benefits from Beijing Gaotu.

The Group’s business has been directly operated by the VIE and its subsidiaries. As of December 31, 2023 and 2024 the VIE and its subsidiaries accounted for an aggregate of 69.37% and 58.56%, respectively, of the Group’s consolidated total assets, and 84.68% and 87.82%, respectively, of the Group’s consolidated total liabilities.

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The VIE arrangements - continued

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024, and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	232,653	496,489
Restricted cash	33,901	5,222
Short-term investments	1,367,078	593,393
Inventory, net	24,596	36,401
Prepaid expenses and other current assets, net	586,392	392,016
Total current assets	2,244,620	1,523,521
Operating lease right-of-use assets	158,054	460,193
Property, equipment and software, net	517,599	622,641
Intangible assets, net	16,227	17,984
Land use right, net	26,568	25,762
Long-term investments	768,182	727,571
Goodwill	331	331
Deferred tax assets	11,312	—
Rental deposit	11,041	33,688
Other non-current assets	1,024	1,424
Total non-current assets	1,510,338	1,889,594
Total assets	3,754,958	3,413,115

Accrued expenses and other current liabilities	484,222	811,879
Deferred revenue, current portion	1,113,480	1,867,096
Operating lease liabilities, current portion	34,401	114,471
Income tax payable	4,210	606
Total current liabilities	1,636,313	2,794,052
Deferred revenue, non-current portion	124,141	218,797
Operating lease liabilities, non-current portion	121,277	337,258
Deferred tax liabilities	71,850	70,316
Total non-current liabilities	317,268	626,371
Total liabilities	1,953,581	3,420,423

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The VIE arrangements - continued

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	2,498,214	2,960,813	4,552,921
Net income	555,880	598,211	39,838
Net cash generated from operating activities	558,050	919,990	1,227,747
Net cash (used in)/generated from investing activities	(87,007)	(1,157,633)	896,344
Net cash used in financing activities	—	—	—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

Non-consolidated variable interest entities

The Company holds variable interest in certain third parties but is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance of the third parties. Therefore, they are concluded as non-consolidated variable interest entities of the Company. The variable interests in the third parties companies held by the Company are in the form of loans and receivables, the size and nature of which are disclosed in notes 4(3) and (4).